united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James P. Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 9/30/15

Item 1. Reports to Stockholders.

TEBRX

Semi-Annual Report

September 30, 2015

1-866-209-1964
www.tebergfund.com

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

Dear Fellow Shareholder,

The question posed over and over again about if and when the seemingly unstoppable bull market might be interrupted was answered during the six-month period ended September 30, 2015 covered in this report.

The answer was yes, the market can still drop dramatically, remain in a nosedive for more than a day or so, and end a half-year period in the red. Unfortunately, The Teberg Fund (the “Fund”) not only followed the market down but lost a greater percentage.

The Fund’s negative return of -15.15% for the period was especially disappointing for a number of reasons. First, it was lower than the Dow’s return of -7.25% and the -6.18% return of the S&P 500, the Fund’s benchmark. Second, it meant we gave back the hard-earned gain achieved in 2014 which we had all celebrated. Finally, it showed that while research, back testing and carefully tracking multiple indicators has helped us avoid some past market declines, it didn’t insulate us from loss in this period.

All eyes on China . . .

Just as financial crisis in Greece have caused somewhat unexpected drops in the domestic market, global weakness was again at the root of the most dramatic declines during these six months. This time, the country in the middle of the storm was China. As the world’s second- largest economy, the news that China’s currency fell to a four-year low in August rocked the markets and triggered some dramatic days.

The Dow dropped for four straight days, and on August 24 it plunged 1,089 points within minutes of opening. This broke the record for a point loss during a trading day. There hadn’t been a drop near this since October 2008 in the midst of the financial crisis. Later in the day, the Dow recovered and nearly moved back into positive territory but ended down 588 points, the worst decline since August 2011.

The Chinese media dubbed August 24 “Black Monday” as the Shanghai Composite index plummeted 8.5%, wiping out all of its gain so far for the year.

Other newsworthy events . . .

There was other negative news during the period like oil prices dropping to a six-and-a-half year low below $40.00 a barrel and continued speculation about raising interest rates. Ironically, the Federal Reserve’s September 17 decision to postpone a rate increase sparked a sell off when such news has often boosted the market in the past. The negative reaction was believed to be caused by fear that the Fed held steady because of concern about slow global growth.

Another notable day during the period was July 8 when the New York Stock Exchange halted trading for nearly four hours because of a technical problem with new software rolled out the previous evening. Those of us who shudder at the thought of changing software can certainly relate to what it might have been like for the people in charge of fixing this problem.

Forces behind The Teberg Fund’s drop . . .

Those who regularly read our communications may remember comments about how good it feels to deliver positive news to our shareholders and how regrettable it is to explain why we failed. More than once we’ve been in the position of discussing why we underperformed in a rapidly rising market, but it’s unusual to talk about why the Fund dropped below the indexes in a falling market.

The simple answer is that despite studying highly-technical data from multiple sources to help make investment decisions, our timing was off. While our research clearly directed us to add positions in July, that definitely proved to be the wrong move as we watched the Chinese market implode in August. It’s also easy to look back and see that we should have sold our profitable positions in exchange-traded funds (ETFs) before this decline.

On the upside, our decision to maintain a large cash position for much of the period now seems wise even though it hampered our ability to counteract losses in the Fund’s ETF holdings. It’s customary for us to analyze in more detail which trades were most or least successful, but with so many holdings in the red at the end of the period that seems pointless.

Our strategy of setting tight sell stops on positions to lock in even minimum profit and help control loss was far less successful during this period than in the past, again because of timing. This is especially true of the buys we made in July which started dropping soon after they hit our portfolio. The China correction may have been on the radar of some pundits, but it seemed to take many, including us, by surprise.

Another often repeated message . . .

Getting back to our regular readers, you may also recall discussions about how important we believe it is to stick with a strategy rather than react to the whims of the market. Selling ahead of the August crash would have made us look like heroes, but selling the day after when many of our positions were near the bottom would have definitely been foolish. We remain confident in our strategy and believe our portfolio is positioned as it should be to hopefully move forward from this negative period.

In times like these, we encourage our shareholders to do what many investors can’t. Call the office of your portfolio manager, speak to a “real” person instead of landing in voice mail and tell us what’s on your mind.

Sincerely,

Curtis A. Teberg
Portfolio Manager

Past performance does not guarantee future results.

The above discussion is based on the opinions of Curtis A. Teberg, given the current economic environment and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Because the Fund is a “fund of funds,” your cost of investing in the Fund may be higher than your cost of investing directly in the shares of the mutual funds in which the Fund invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. These risks include, but are not limited to, risks involved with industry and sector emphasis in smaller capitalization companies and lower rated securities. The Fund may also commit up to 80% of its assets to high yield funds containing lower rated securities that are subject to a higher risk of default. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. References to other funds should not be interpreted as an offer of these securities.

Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced and ratings may have been lower.

The Dow Jones Industrial Average (Dow) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

This report must be preceded or accompanied by a prospectus.

The Teberg Fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

3758-NLD-10/29/2015

The Teberg Fund
Portfolio Review
September 30, 2015 (Unaudited)

The Fund’s performance figures for the periods ended September 30, 2015, compared to its benchmarks:

					Since April 1,
			Five Year	Ten Year	2002
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)*
The Teberg Fund	(15.15)%	(8.78)%	3.33%	3.13%	3.80%
S&P 500® Index	(6.18)%	(0.61)%	13.34%	6.80%	6.02%
Dow Jones Industrial Average	(7.25)%	(2.11)%	11.38%	7.17%	6.02%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s total annual operating expenses are 2.55%, before any fee waivers, per the July 29, 2015 Prospectus. Performance data current to the most recent month end may be obtained by calling 1-866-209-1964.

Returns reflect reinvestment of dividends and capital gains distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.

The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Investors may not invest in the index directly.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. Investors may not invest in the index directly.

*	The Teberg Fund commenced operations on April 1, 2002.

The Teberg Fund
EXPENSE EXAMPLES
at September 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 through September 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
	4/1/15	9/30/15	4/1/15 – 9/30/15*	4/1/15 – 9/30/15
Actual	$1,000.00	$848.50	$8.11	1.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.29	$8.85	1.75%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

The Teberg Fund
Allocation of Portfolio Assets
September 30, 2015 (Unaudited)

Percentages represent market value as a percentage of total investments as of September 30, 2015.

Please refer to the Schedule of Investments for a detailed analysis of the Fund’s holdings.

The Teberg Fund
Schedule of Investments
at September 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCK - 3.9%
6	Berkshire Hathaway, Inc. - Class A *	$1,171,440
	TOTAL COMMON STOCK (Cost - $714,296)	1,171,440

	EQUITY FUNDS - 3.8%
14,934	Fidelity Low-Priced Stock Fund	707,401
5,126	FPA Capital Fund, Inc.	173,882
5,394	The Parnassus Fund	250,936
	TOTAL EQUITY FUNDS (Cost - $979,590)	1,132,219

	EXCHANGE-TRADED FUNDS - 56.2%
67,200	Direxion Daily Financial Bull 3X Shares *	1,687,392
27,200	Direxion Daily Healthcare Bull 3x Shares *	719,168
40,200	Direxion Daily Mid Cap Bull 3X Shares *	793,950
12,300	Direxion Daily Real Estate Bull 3x Shares *	777,852
61,775	Direxion Daily Semiconductors Bull 3x Shares	1,272,565
23,600	Direxion Daily Small Cap Bull 3X Shares	1,392,400
16,500	Direxion Daily Technology Bull 3X Shares *	475,530
1,000	ProShares Ultra Consumer Goods	92,600
18,600	ProShares Ultra Nasdaq Biotechnology *	1,083,822
11,500	ProShares Ultra Russell2000	858,475
500	ProShares Ultra S&P Regional Banking	45,926
3,500	ProShares Ultra Semiconductors	241,773
12,700	ProShares Ultra Technology	851,408
32,800	ProShares UltraPro Dow30	1,732,168
1,625	ProShares UltraPro Financial Select Sector	110,500
4,000	ProShares UltraPro MidCap400	187,120
20,800	ProShares UltraPro QQQ	1,813,552
15,100	ProShares UltraPro Russell2000 *	1,036,615
30,800	ProShares UltraPro S&P 500	1,609,608
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $21,663,236)	16,782,424

	FIXED INCOME FUNDS - 0.0%
1	AB High Income Fund, Inc.	5
	TOTAL FIXED INCOME FUNDS (Cost - $6)	5

	MONEY MARKET FUNDS - 36.3%
10,856,886	Invesco STIC Prime Portfolio - Class I, 0.08% +	10,856,886
	TOTAL MONEY MARKET FUNDS (Cost - $10,856,886)	10,856,886

	TOTAL INVESTMENTS (Cost - $34,214,014) - 100.2% (a)	$29,942,974
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(51,049)
	NET ASSETS - 100.0%	$29,891,925

*	Non-income producing security.

+	Money market fund; interest rate reflects 7-day annualized yield as of September 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,226,163 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$618,918
Unrealized depreciation	(4,902,107)
Net unrealized depreciation	$(4,283,189)

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statement of Assets and Liabilities
at September 30, 2015 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $34,214,014)	$29,942,974
Receivables Dividends and interest	488
Prepaid expenses	3,775
Total assets	29,947,237

LIABILITIES
Payables
Due to Advisor	21,655
Distribution (12b-1) fees payable	6,391
Fund shares redeemed	3,978
Accrued other expenses	23,288
Total liabilities	55,312
NET ASSETS	$29,891,925

Net asset value, offering and redemption price per share
($29,891,925 / 3,051,737 shares outstanding;
unlimited number of shares (par value $0.01) authorized)	$9.80

COMPONENT OF NET ASSETS
Paid-in capital	$31,440,164
Undistributed net investment loss	(125,275)
Accumulated net realized gain on investments	2,848,076
Net unrealized depreciation on investments	(4,271,040)
NET ASSETS	$29,891,925

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statement of Operations
For the Six Months Ended September 30, 2015 (Unaudited)

INVESTMENT INCOME
Dividends	$172,414
Interest	5,553
Total Income	177,967

Expenses
Advisory fees	216,843
Distribution fees	43,369
Administration fees	18,551
Fund accounting fees	14,021
Transfer agent fees	12,534
Custody fees	12,032
Legal Fees	8,775
Chief Compliance Officer fee	7,521
Printing fees	7,521
Audit Fees	7,521
Trustee fees	6,268
Registration fees	5,014
Insurance	752
Non 12b-1 shareholder servicing fees	16
Miscellaneous fees	1,254
Total expenses	361,992
Less: Expense Reimbursement	(58,750)
Net expenses	303,242
Net Investment Loss	(125,275)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on security transactions	(298,884)
Capital gain distributions from regulated investment companies	22,157
Net change in unrealized depreciation on investments	(4,931,451)
Net realized and unrealized loss on investments	(5,208,178)
Net Decrease in Net Assets Resulting from Operations	$(5,333,453)

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statement of Changes in Net Assets

	Six Months Ended
	September 30, 2015	Year Ended
	(Unaudited)	March 31, 2015
NET INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(125,275)	$(17,344)
Net realized gain/(loss) on security transactions	(298,884)	3,762,655
Capital gain distributions from regulated investment companies	22,157	69,008
Net change in unrealized appreciation/(depreciation) on investments	(4,931,451)	47,397
Net increase/(decrease) in net assets resulting from operations	(5,333,453)	3,861,716

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(77,863)
From realized gains	—	(1,907,197)
Net decrease in net assets resulting from distributions to shareholders	—	(1,985,060)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	475,224	828,086
Net asset value of shares reinvested	—	1,984,209
Payments for shares redeemed	(1,002,869)	(2,117,581)
Net increase/(decrease) in net assets derived from change in outstanding shares	(527,645)	694,714

Total increase/(decrease) in net assets	(5,861,098)	2,571,370

NET ASSETS
Beginning of period	35,753,023	33,181,653
End of period *	$29,891,925	$35,753,023

* Includes undistributed net investment loss of:	$(125,275)	$—

SHARE ACTIVITY
Shares sold	44,048	73,174
Shares reinvested	—	165,765
Shares redeemed	(88,222)	(185,040)
Net increase/(decrease) in shares	(44,174)	53,899

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
FINANCIAL HIGHLIGHTS
The Table below sets forth financial data for one share of beneficial interest throughout each period presented

	Six Months Ended
	September 30, 2015		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		March 31, 2015		March 31, 2014	March 31, 2013		March 31, 2012	March 31, 2011
Net asset value, beginning of period	$11.55		$10.91		$10.41	$10.70		$10.32	$9.94
Income from investment operations:
Net investment income/(loss) (1)	(0.04)		(0.01	) (2)	0.15 (2)	0.23		0.15	0.40
Investment restriction violation	—		—		—	0.04	(3)	—	—
Net realized and unrealized gain/ (loss) on investments	(1.71)		1.32		0.58	(0.37)		0.42	0.32
Total from investment operations	(1.75)		1.31		0.73	(0.10)		0.57	0.72

Less distributions:
From net investment income	—		(0.03)		(0.23)	(0.19)		(0.19)	(0.34)
From net realized gain	—		(0.64)		—	—		—	—
Total distributions	—		(0.67)		(0.23)	(0.19)		(0.19)	(0.34)
Net asset value, end of period	$9.80		$11.55		$10.91	$10.41		$10.70	$10.32
Total return (4)	(15.15	)% (5)	11.75%		7.03%	(0.83	)% (3)	5.72%	7.36%

Ratios/supplemental data:
Net assets, at end of period (000s)	$29,892		$35,753		$33,182	$34,041		$36,076	$36,342
Ratio of expenses to average net assets (7):
Before expense waiver	2.10	% (6)	2.06%		2.06%	2.30%		2.38%	2.34%
After expense waiver	1.75	% (6)	1.75%		1.75%	2.18	% (8)	2.34%	2.32%
Ratio of net investment income/(loss) to average net assets (1,7):
Before expense waiver	(1.07	)% (6)	(0.36)%		1.08%	2.13%		1.38%	3.87%
After expense waiver	(0.72	)% (6)	(0.05)%		1.40%	2.25%		1.42%	3.89%
Portfolio Turnover Rate	71.72	% (5)	362.20%		303.65%	277.07%		224.14%	86.88%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Includes increase from payments made by the Advisor and net gain realized of 0.39% related to the disposal of securities held in violation of investment restrictions. Without these transactions, total return would have been -1.22%.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not Annualized

(6)	Annualized

(7)	Does not include expenses of investment companies in which the Fund invests.

(8)	Effective December 30, 2012, the expense cap was contractually reduced from 2.50% to 1.75%.

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Notes to Financial Statements
at September 30, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The Teberg Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Fund began operations on April 1, 2002 and was previously part of the Advisors Series Trust and reorganized into the Trust on December 13, 2013. The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

A.	Security Valuation: Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

B.	Federal Income Taxes: It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

The Teberg Fund
Notes to Financial Statements
at September 30, 2015 (Unaudited) continued

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012-2014, or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Nebraska. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Security Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

D.	Distributions to Shareholders: Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification. Any such reclassifications will have no effect on net assets, results from operations, or Net Asset Value per share of the Fund.

E.	Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

F.	Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

G.	Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

The Teberg Fund
Notes to Financial Statements
at September 30, 2015 (Unaudited) continued

H.	Exchange-Traded Funds: The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

I.	Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 – SECURITIES VALUATION

Fair Valuation Process: As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Teberg Fund
Notes to Financial Statements
at September 30, 2015 (Unaudited) continued

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1	– Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2	– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$1,171,440	$—	$—	$1,171,440
Equity Funds	1,132,219	—	—	1,132,219
Exchange-Traded Funds	16,782,424	—	—	16,782,424
Fixed Income Funds	5	—	—	5
Money Market Funds	10,856,886	—	—	10,856,886
Total	$29,942,974	$—	$—	$29,942,974

The Fund did not hold any Level 2 or Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.

*	Please refer to the Fund’s Schedule of Investments for additional detail.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

First Associated Investment Advisors, Inc. (the “Advisor”) serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio. Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and

The Teberg Fund
Notes to Financial Statements
at September 30, 2015 (Unaudited) continued

accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets. For the six months ended September 30, 2015, the Advisor earned advisory fees of $216,843

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed at least until July 31, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end contingent or deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.75% of the Fund’s daily average net assets. For the six months ended September 30, 2015, the Advisor waived $58,750 in fees under the waiver agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.75% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.75% average daily net assets. If the Fund’s Operating Expenses subsequently exceed 1.75% per annum of the Fund’s average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of September 30, 2015, the total amount of expense reimbursement subject to recapture amounted to $242,869, of which $30,339 will expire on March 31, 2016, $104,231 will expire on March 31, 2017 and $108,299 will expire on March 31, 2018.

Distributor - The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, $43,369 in distribution fees were incurred during the six months ended September 30, 2015.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

The Teberg Fund
Notes to Financial Statements
at September 30, 2015 (Unaudited) continued

NOTE 5 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended September 30, 2015, amounted to $22,453,525 and $17,235,456, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions for the years ended were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2015	March 31, 2014
Ordinary Income	$1,657,498	$686,274
Long-Term Capital Gain	$327,562	$—
	$1,985,060	$686,274

As of March 31, 2015, the components of distributable earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$3,044,519	$92,433	$—	$—	$—	$648,262	$3,785,214

The difference between book and tax basis unrealized appreciation and accumulated net realized gain on investments is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the tax treatment of short-term capital gains and net operating losses, the reclassification of Fund distributions and tax adjustment for partnerships, resulted in reclassification for the year ended March 31, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gain (Loss)
$—	$56,818	$(56,818)

NOTE 7 – UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Invesco STIC Prime Portfolio (the “Invesco Portfolio”). The Fund may redeem its investment from the Invesco Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Invesco Portfolio. The financial statements of the Invesco Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2015, the percentage of the Fund’s net assets invested in the Invesco Portfolio was 36.30%.

The Teberg Fund
Notes to Financial Statements
at September 30, 2015 (Unaudited) continued

NOTE 8 – NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

NOTE 9 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-209-1964 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-209-1964.

INVESTMENT ADVISOR
First Associated Investment Advisors, Inc.
5161 Miller Trunk Highway
Duluth, Minnesota 55811

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 12/5/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 12/5/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/5/15